Inventories - Schedule of Inventories (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Land	S/ 176,927	S/ 183,218
Work in progress- Real estate	164,514	158,010
Finished properties	78,048	86,190
Construction materials	58,621	59,879
Merchandise and supplies	80,142	77,787
Inventories gross	558,252	565,084
Impairment of inventories	(6,252)	(9,683)
Inventories	S/ 552,000	S/ 555,401